2. Loans: Allowance for Credit Losses on Financing Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Loans and Leases Receivable, Allowance, Beginning Balance	$ 48,500,000	$ 33,500,000	$ 28,620,000
Provision for loan losses	32,355,146	67,562,543	36,887,285
Allowance for Credit Losses, Charge-Offs	(52,228,535)	(63,673,242)	(42,017,880)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	13,873,389	11,110,699	10,010,595
Loans and Leases Receivable, Allowance, Ending Balance	42,500,000	48,500,000	33,500,000
Financing Receivable, Allowance for Credit Losses, Ending Balance	599,094,594	530,915,607	544,405,558
Financing Receivable, Collectively Evaluated for Impairment	$ 599,094,594	$ 530,915,607	$ 544,405,558